long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 CAD ($) $ / € item	Jun. 30, 2024	Jun. 30, 2025 USD ($) item	Dec. 31, 2024 USD ($)
Lease liabilities
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Weighted average interest rate	5.80%		5.80%
TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities			$ 545	$ 611
Maximum aggregate amount of credit facility			$ 1,825	1,895
Weighted average interest rate	6.70%		6.70%
Number of financial ratio tests | item	2		2
Percentage of principal advance required to be repaid each year of the term of the agreement	5.00%
TELUS International (Cda) Inc. credit facility | Minimum
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Operating cash flow to debt service ratio	1.5
TELUS International (Cda) Inc. credit facility | Maximum
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Leverage ratio	3.25	3.75
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Amortizing amount, convertible			$ 398
Fixed interest rate	2.60%		2.60%
Principal face amount: Originally issued	$ 448
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative | U.S. Dollars
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Derivative Exchange Rate | $ / €	1.088
Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities			$ 545	611
Maximum aggregate amount of credit facility			800	800
Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility			$ 1,025	1,095
Other
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate	4.40%		4.40%
Other lenders | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			$ 1,189	1,192
Other lenders | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			237	175
Other lenders | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			952	1,017
TELUS Corporation | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			91	92
TELUS Corporation | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			18	14
Maximum aggregate amount of credit facility			800
TELUS Corporation, share of lending, as a percent	7.20%
TELUS Corporation | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			73	$ 78
Maximum aggregate amount of credit facility			$ 1,200